Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Basis Of Presentation And Significant Accounting Policies [Line Items]
Reclassification of shipping and handling costs from Operating and selling expenses to Cost of goods sold and occupancy costs	$ 712,000,000	$ 721,000,000	$ 747,000,000
Accounts payable reclassification	53,000,000	50,000,000
Cash and cash equivalents	670,811,000	570,681,000	627,478,000	659,898,000
Trade receivables, net	521,100,000	631,700,000
Allowance for doubtful accounts	22,755,000	19,671,000
Other receivables	282,900,000	231,100,000
Factoring agreement, percentage of face value of receivable advanced by the financial institution	80.00%
Factoring agreement, percentage of face value of receivable retained by the financial institution as guarantee	20.00%
Prepaid expenses	116,300,000	118,600,000
Intangible asset impairment	14,000,000
Impairment losses relating to certain under-performing retail stores	124,200,000	11,400,000	2,300,000
Accrued payroll-related expenses	203,800,000	262,000,000
Advertising expense	402,400,000	434,600,000	469,500,000
Prepaid advertising costs	27,300,000	28,300,000
Accumulated other comprehensive income	212,717,000	194,522,000
Foreign currency translation adjustments	216,000,000	192,500,000
Unamortized gain on hedge	600,000	3,000,000
Deferred pension gain (loss)	(3,900,000)	(1,000,000)
Cumulative translation adjustment, recognized upon disposition of an international subsidiary	3,300,000
Cumulative translation adjustment balance reduced	4,700,000
Buildings | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful lives of depreciable assets, years	30 years
Buildings | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful lives of depreciable assets, years	15 years
Furniture, fixtures and equipment | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful lives of depreciable assets, years	10 years
Furniture, fixtures and equipment | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful lives of depreciable assets, years	3 years
Computer Software For Common Office Applications
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful lives of depreciable assets, years	3 years
Computer Software For Larger Business Application
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful lives of depreciable assets, years	5 years
Computer Software For Enterprise Wide Systems
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful lives of depreciable assets, years	7 years
Software | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful lives of depreciable assets, years	7 years
Software | Minimum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Estimated useful lives of depreciable assets, years	3 years
Vendor Arrangements Receivables
Basis Of Presentation And Significant Accounting Policies [Line Items]
Other receivables	155,300,000	181,600,000
Prepaid Expenses and Other Current Assets
Basis Of Presentation And Significant Accounting Policies [Line Items]
Factoring agreement, retention guarantee	12,700,000
Receivables
Basis Of Presentation And Significant Accounting Policies [Line Items]
Factoring agreement, factored trade receivables	50,900,000
Settled in Cash
Basis Of Presentation And Significant Accounting Policies [Line Items]
Factoring agreement, factored trade receivables	53,000,000
Non-cash Transactions
Basis Of Presentation And Significant Accounting Policies [Line Items]
Factoring agreement, factored trade receivables	96,000,000
Division
Basis Of Presentation And Significant Accounting Policies [Line Items]
General, administrative and other expenses	271,900,000	238,800,000	269,100,000
Customer Concentration Risk | Maximum
Basis Of Presentation And Significant Accounting Policies [Line Items]
Percentage of total sales or receivables	10.00%	10.00%	10.00%
Outside The United States
Basis Of Presentation And Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 184,000,000